SIGNIFICANT CUSTOMERS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Sales royalty	5.00%
Revenue from manway securement systems	$ 13,301	$ 183,337